Organization and Principal Activities (Details) - Schedule of VIEs and the VIE’s subsidiaries	6 Months Ended
Jun. 30, 2023
Glory Star New Media Group HK Limited (“Glory Star HK”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Dec. 18, 2018
Place of incorporation	Hong Kong
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Mar. 13, 2019
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Sep. 07, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Nov. 01, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Dec. 09, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Mar. 28, 2016
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Shenzhen Leshare Investment Co., Ltd. (“Shenzhen Leshare”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Jun. 27, 2018
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	Dec. 14, 2017
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	51.00%
Principal activities	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”) [Member]
Subsidiaries:
Entity Incorporation, Date of Incorporation	May 08, 2018
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	51.00%
Principal activities	Holding and Operating
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”) [Member]
Subsidiaries:
Place of incorporation	PRC
Percentage of legal/beneficial ownership by the Company	100.00%
Principal activities	Holding and Operating